RISK MANAGEMENT (Details 7) - COP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Risk Management [Line Items]
Debt instruments held	$ 173,819,116	$ 160,468,094
Agriculture Sector [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	6,352,153	5,705,196
Petroleum and Mining Products Sector [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	1,264,605	975,118
Food, Beverages and Tobacco Sector [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	6,185,707	6,449,403
Chemical Production Sector [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	3,579,307	3,514,011
Government Sector [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	4,537,077	3,932,565
Construction Sector [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	20,021,566	20,628,926
Commerce and Tourism Sector [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	24,569,254	23,635,564
Transport and Communications Sector [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	9,196,984	8,910,674
Public Services Sector [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	6,974,247	7,652,849
Consumer Services Sector [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	56,700,035	48,086,544
Commercial Services Sector [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	22,581,742	20,242,501
Other Industries and Manufactured Products Sector [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	11,856,439	10,734,743
Local Market [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	123,458,300	117,257,613
Local Market [Member] | Agriculture Sector [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	3,804,075	3,533,671
Local Market [Member] | Petroleum and Mining Products Sector [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	1,082,816	909,127
Local Market [Member] | Food, Beverages and Tobacco Sector [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	5,865,111	5,640,910
Local Market [Member] | Chemical Production Sector [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	3,566,746	3,341,248
Local Market [Member] | Government Sector [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	4,457,944	3,780,686
Local Market [Member] | Construction Sector [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	14,508,354	15,464,605
Local Market [Member] | Commerce and Tourism Sector [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	16,928,137	17,115,018
Local Market [Member] | Transport and Communications Sector [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	8,331,727	8,307,712
Local Market [Member] | Public Services Sector [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	6,007,483	5,180,634
Local Market [Member] | Consumer Services Sector [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	35,886,645	31,367,376
Local Market [Member] | Commercial Services Sector [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	17,041,170	16,248,665
Local Market [Member] | Other Industries and Manufactured Products Sector [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	5,978,092	6,367,961
Foreign Market [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	50,360,816	43,210,481
Foreign Market [Member] | Agriculture Sector [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	2,548,078	2,171,525
Foreign Market [Member] | Petroleum and Mining Products Sector [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	181,789	65,991
Foreign Market [Member] | Food, Beverages and Tobacco Sector [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	320,596	808,493
Foreign Market [Member] | Chemical Production Sector [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	12,561	172,763
Foreign Market [Member] | Government Sector [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	79,133	151,879
Foreign Market [Member] | Construction Sector [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	5,513,212	5,164,321
Foreign Market [Member] | Commerce and Tourism Sector [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	7,641,117	6,520,546
Foreign Market [Member] | Transport and Communications Sector [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	865,257	602,962
Foreign Market [Member] | Public Services Sector [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	966,764	2,472,215
Foreign Market [Member] | Consumer Services Sector [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	20,813,390	16,719,168
Foreign Market [Member] | Commercial Services Sector [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	5,540,572	3,993,836
Foreign Market [Member] | Other Industries and Manufactured Products Sector [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	$ 5,878,347	$ 4,366,782